Venezuelan Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended						3 Months Ended		12 Months Ended	3 Months Ended			3 Months Ended								3 Months Ended			3 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Dec. 31, 2013	Feb. 13, 2013	Feb. 12, 2013	Dec. 31, 2012	Mar. 28, 2014 VENEZUELA [Member]	Mar. 29, 2013 VENEZUELA [Member]	Dec. 31, 2013 VENEZUELA [Member]	Mar. 28, 2014 VENEZUELA [Member] Rate of 6.30 BsF per U.S. Dollar [Member]	Mar. 28, 2014 VENEZUELA [Member] Rate of 4.30 BsF per U.S. Dollar [Member]	Mar. 28, 2014 SICAD 1 Rate [Member]	Mar. 28, 2014 SICAD 1 Rate [Member] VENEZUELA [Member]	Mar. 28, 2014 SICAD 2 Rate [Member]	Mar. 28, 2014 Cash [Member] VENEZUELA [Member]	Dec. 31, 2013 Cash [Member] VENEZUELA [Member]	Mar. 28, 2014 Accounts Receivable [Member] VENEZUELA [Member]	Dec. 31, 2013 Accounts Receivable [Member] VENEZUELA [Member]	Mar. 28, 2014 Accounts Payable [Member] VENEZUELA [Member]	Dec. 31, 2013 Accounts Payable [Member] VENEZUELA [Member]	Mar. 28, 2014 U.S. Dollar Denominated Monetary Items [Member] VENEZUELA [Member]	Mar. 29, 2013 U.S. Dollar Denominated Monetary Items [Member] VENEZUELA [Member]	Dec. 31, 2013 U.S. Dollar Denominated Monetary Items [Member] VENEZUELA [Member]	Mar. 28, 2014 BsF Denominated Monetary Items [Member] VENEZUELA [Member]	Mar. 29, 2013 BsF Denominated Monetary Items [Member] VENEZUELA [Member]	Dec. 31, 2013 BsF Denominated Monetary Items [Member] VENEZUELA [Member]
Schedule of International Operations [Line Items]
Foreign currency exchange rate, translation	6.3		6.30	6.30	4.30							10.8		50
Loss due to currency devaluation	$ 83.1	$ 40.9						$ 40.9	$ 40.9				$ 83.1
Maximum percent of profit margin that may be allowed due to price controls							30.00%
Assets	4,308.5		4,578.9			4,932.6	222.4		367.3						113.9	194.0	30.0	39.6						151.9		238.3
Liabilities	3,298.5		3,182.1			3,465.8	78.5		102.7										35.7	65.1
Percent of revenue							3.00%	3.00%														0.00%		100.00%	100.00%
Percent of operating income (loss)							19.00%	18.00%
Percent of cost of goods sold																					46.00%	59.00%		54.00%	41.00%
Intercompany payables and accounts payable settled																					3.0	7.1
Payment of copper imports, approved amount										2.2	0.8
Pending liabilities																					42.8		37.6
Pending liabilities, less than 90 days																					20.8
Pending liabilities, grater than 90 days																					22.0
Pending liabilities, less than 30 days																							22.4
Pending liabilities, less than 180 days																							15.1
Pending liabilities, grater than 180 days																							$ 0.1